Accounting policies - Valuation adjustment for counterparty and default risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 237	€ 408	€ 272
Change in CVA (as a percent)	(41.90%)	49.80%	(22.50%)
Amount of DVA	€ 162	€ 233	€ 171
Change in DVA (as a percent)	(30.40%)	36.00%	(34.60%)
Credit spread change (as a percent)		25.00%	(40.00%)
Certain derivatives and debt instruments and certain government bonds in Brazil which, based on the Group's observability criteria
Disclosure of detailed information about financial instruments [line items]
Net reclassification into levels 2 and 3			€ 708